Shareholders' Equity	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 8 - SHAREHOLDERS’ EQUITY

A.	The rights of ordinary shares are as follows:

The ordinary shares confer upon the holders the right to receive notice to participate and vote in general meetings of shareholders of the Company, the right to receive dividends, if declared, and the right to participate in a distribution of the surplus of assets upon liquidation of the Company.

B.	Issuance of ordinary shares and warrants:

(1)	In August and November 2016, the Company raised gross proceeds of $2,000 (gross) through private placements of its ordinary shares. The Company issued an aggregate of 1,465,992 ordinary shares at a price of $1.36 per share and warrants to purchase 3,135,572 ordinary shares. The warrants consist of: (i) Series A Warrants to purchase 1,465,992 ordinary shares exercisable within 18 months, at an exercise price per share of $4.3, (ii) Series B Warrants to purchase 1,465,992 ordinary shares exercisable within 30 months, at an exercise price per share of $6.14, and (iii) Series C Warrants to purchase 203,588 ordinary shares exercisable within 24 months, at an exercise price per share of $4.91. The net proceeds, after deducting closing costs and fees, amounted to $1,960.

From January 10, 2018 through May 2, 2018, Series A Warrants were exercised into 990,088 ordinary shares at an exercise price per share of $4.3 for an aggregate of $4,255 (gross), Series A Warrants to purchase 12,848 ordinary shares expired on May 2, 2018 and with respect to the remaining Series A Warrants to purchase 463,056 ordinary shares that were not exercised, the Company agreed with the holder of those warrants to extend the expiration date until August 3, 2018.

On July 11, 2018, the remaining Series A Warrants to purchase 463,056 ordinary shares for an aggregate of $1,990 (gross) were exercised.

During November 2018, Series C Warrants were exercised into 185,856 ordinary shares at an exercise price per share of $4.91 for an aggregate of $913 (gross) and the remaining Series C Warrants to purchase 17,732 ordinary shares expired on November 2, 2018.

(2)	In September and October 2017, the Company raised gross proceeds $5,843 through private placements of its ordinary shares. The Company issued an aggregate of 951,676 ordinary shares at a price of $6.14 per share and warrants to purchase 951,676 ordinary shares (consisting of Series D Warrants to purchase 278,916 ordinary shares at an exercise price per share of $6.46 and Series E Warrants to purchase 672,760 ordinary shares at an exercise price per share of $5.81). The warrants were exercisable within 18 months from issuance. The net proceeds, after deducting closing costs and fees, amounted to $5,280. In addition, after deducting the fair value of ordinary shares issued to a finder, which related compensation costs were recorded in equity, the increase of the Company’s equity amounted to approximately $5,192 (see Note 8D(3)).

The ordinary share issuance from September and October 2017 and the related warrants are subject to adjustments in the event of the exercise of Series A, B and C Warrants (see Note 7B(3)), in which case an applicable number of ordinary shares will be issued to purchasers of the ordinary shares from September and October 2017 to retroactively adjust their effective purchase price to align with the purchase price at which such new securities are issued and the exercise price of Series D Warrants and Series E Warrants will be reduced accordingly.

Corresponding to the Series A and C Warrants exercise (see Note 8B(2)), 97,548 ordinary shares were issued and the exercise price of Series D Warrants and Series E Warrants was adjusted to $6.21 and $5.66, respectively.

(3)	From February through May 2018, the Company raised gross proceeds of $2,700 (gross) through private placements of its ordinary shares. The Company issued an aggregate of 184,844 ordinary shares at $14.6 per share. The net proceeds, after deducting closing costs and fees, amounted to $2,511.

The private placement in February through May 2018 included anti-dilution protection, such that in the event that within a period of 15 months as of the closing date of the share purchase agreement, the Company will issue new securities, or upon an exit event as defined in the share purchase agreement, an applicable number of ordinary shares will be issued to the purchasers of the ordinary shares to retroactively adjust their effective purchase price to equal a 30% discount of the purchase price of such new securities, or the price per share underlying such exit event, as applicable, provided that in no event shall the adjusted price per share exceed the original price per share. In the event an exit event or an issuance of new securities is not consummated during a period of 15 months as of the closing date, an applicable number of ordinary shares will be issued to the purchasers of the ordinary shares to retroactively adjust their effective price per share to $10.43.

The investment transaction detailed in Note 8B(5) below, subsequently triggered the anti-dilution rights detailed above and accordingly an additional 510,752 ordinary shares were issued to the purchasers in February through May 2018.

(4)	On March 19, 2019, the Company and Knorr-Bremse Systeme für Schienenfahrzeuge GmbH, an affiliate of Knorr-Bremse AG (“Knorr-Bremse” or “KB”) entered into an agreement whereby KB invested $9,941 (after deducting closing costs and fees) in the Company in consideration of an issuance of an aggregate number of 1,803,296 ordinary shares of the Company at a price per share equal to $5.54.

According to the agreement, the consideration for the investment was transferred to the Company in two installments: $5,000 at closing and an additional $5,000 in September 2019.

KB were also issued warrants to purchase up to 655,732 of the Company’s ordinary shares at an exercise price per share of $5.54 (the “KB Warrants”). The KB Warrants shall become exercisable (i) only upon an exercise of warrants of the respective class (i.e. Series B Warrants, Series D Warrants and Series E Warrants, as the case may be), and (ii) only for the number of additional ordinary shares in accordance with the formula of approximately 20% of the number of issued ordinary shares originating from the exercised KB Warrants of the respective class, all as specified in the agreement. As of December 31, 2019, all of the KB Warrants have been exercised (see also Note 8B(6) - (8) below) or expired.

(5)	During March 2019, Series D Warrants to purchase 81,884 of the Company’s ordinary shares were exercised for an aggregate of $470 (gross) and Series D Warrants to purchase 214,500 ordinary shares expired on March 19, 2019.

(6)	During April 2019, Series E Warrants to purchase 303,512 of the Company’s ordinary shares were exercised for an aggregate of $1,711 (gross) and Series E Warrants to purchase 434,016 ordinary shares expired on April 6, 2019.

(7)	During May 2019, Series B Warrants to purchase 234,608 of the Company’s ordinary shares were exercised for an aggregate of $1,411 (gross) and Series B Warrants to purchase 1,281,456 ordinary shares expired on May 1, 2019.

(8)	During April - June 2021, an aggregate of options to purchase 471 ordinary shares were exercised by former Company employees resulting in proceeds of $ 127.

C.	Equity Incentive Plan:

In January 2017, the Board of Directors (the “Board”) of the Company authorized an incentive share option plan (“2017 Plan”). The 2017 Plan provides for the grant of incentive share options to employees and service providers of the Company. Awards may be granted under the 2017 Plan until January 31, 2027.

According to the 2017 Plan, the aggregate number of ordinary shares that may be issued pursuant to awards will not exceed 2,332,352 ordinary shares.

D.	Shares and options to service providers:

The fair value for the options to service providers was estimated on their grant date determined using a Black-Scholes option pricing model, with the following weighted-average assumptions: weighted average volatility of 70%, risk free interest rates of 1.4%, dividend yields of 0% and a weighted average life of the options of up to 5 years.

(1)	As part of the Railway Agreement entered into on August 3, 2016 which was amended on January 19, 2020 and on July 1, 2021, the Company issued options to purchase up to 195,448 ordinary shares of the Company, with an exercise price of NIS 0.01 (approximately $0.003) per share. The options were exercisable on each issuance date and recorded as deferred expenses which are amortized over 5 years beginning August 2016. In respect of such option issuance, amounts of $196, $331 and $305 were recorded in the Company’s statements of comprehensive loss for the years ended December 31, 2021, 2020 and 2019, respectively, included in research and development expenses. On May 30, 2021, Israel Railways informed the Company that the Israel Railways Board of Directors approved the exercise of the options. According to Government Resolution No. 3837, the decision of the Israel Railways Board of Directors requires the approval of the Minister of Finance, the Minister of Transportation, the Budget Director in the Ministry of Finance and the Director of the Government Companies Authority (“Government Approval”). To date, the decision of the Israel Railways Board of Directors has not yet been approved. According to an amendment to the Railway Agreement dated July 1, 2021, the options will expire at the earlier of the following: (1) the passing of five business days following Israel Railways’ receipt of Government Approval; or (2) June 30, 2022. See also Note 6A above.

(2)	On January 4, 2018, the Company granted to three consulting service providers options to purchase 98,120 ordinary shares at an exercise price of $6.1393 per share. One third of the options vested upon the first year anniversary and the remainder of the options vested in eight quarterly tranches over a period of two years. For the years ended December 31, 2021, 2020 and 2019, the Company recorded an expense of $1, $99 and $99, respectively, in respect of such grant included in general and administrative expenses.

(3)	Regarding the grant of options to a consultant in connection with the Company’s arrangement with Israel Railways, see Note 6C above.

E.	Options to employees

(1)	The fair value of options was estimated using the Black-Scholes option pricing model, which was based on the following assumptions: weighted average volatility of 70%, risk free interest rates of 0.8%-1.03%, dividend yields of 0% and expected life of the options of up to 6 years.

(2)	The following table summarizes the option activity for options to employees, officers and directors:

	For the year ended December 31,
	2021			2020			2019
	Number of options	Weighted average exercise price ($)	Weighted average remaining contractual life	Number of options	Weighted average exercise price ($)	Weighted average remaining contractual life	Number of options	Weighted average exercise price ($)	Weighted average remaining contractual life
Outstanding as of beginning of period	1,639,792	6.14	3.75-6.87	706,728	6.14	4.75-5	681,912	6.14	5.76-6.0
Granted	--	--	--	1,502,248	6.14	5.33-7.87	132,044	6.14	5.0
Exercised	(20,724)	6.14		--	--		--
Forfeited	(354,200)	6.14		(569,184)	6.14		(107,228)	6.4

Outstanding as of end of period	1,264,868	6.14	3.75-6.87	1,639,792	6.14	4.75-7.87	706,728	6.14	4.75-5.0
Exercisable as of end of period	683,723	6.14	3.75-6.87	595,980	6.14	4.75-7.87	181,984	6.14	4.75-5.0

  (3)  Options granted:

a)	On January 4, 2018, the Company granted options to purchase 452,496 ordinary shares to its employees and directors at an exercise price of $6.14 per share. These options expire 10 years after their grant date and vest over three years. One third of the options vested upon the first-year anniversary of the grant date and the remainder of the options vested in eight equal quarterly tranches over a period of two years thereafter. For the years ended December 31, 2020 and 2019, the Company recorded an expense of $409 and $469, respectively. For the year ended December 31, 2021, the Company recorded a net reversal of previously recognized expense of $9 due to termination of several employees in respect for such grant.

b)	On June 24, 2018, the Company granted options to purchase 196,504 ordinary shares to its employees and directors at an exercise price of $6.14 per share. These options expire 10 years after their grant date and vest over three years in nine tranches. One third of the options vested upon the first-year anniversary and the reminder vested in eight equal quarterly tranches over a period of two years thereafter. For the years ended December 31, 2021, 2020 and 2019, the Company recorded an expense of $89, $303 and $368, respectively, in respect for such grant.

c)	On January 22, 2020, the Company granted options to purchase 671,308 ordinary shares to its employees at an exercise price of $6.14 per share (of which options to purchase 74,580 ordinary shares were to the Company’s former CEO that were forfeited at the end of his employment in December 2020). These options expire 10 years after their grant date and vest over three years in nine tranches. One-third of the options vested on September 18, 2020 and the remainder vest in eight equal quarterly tranches over a period of two years thereafter. For the years ended December 31, 2021 and 2020, the Company recorded an expense of $380 and $812, respectively, in respect for such grant.

d)	In October 2020, the Company granted options to purchase ordinary shares to its Chairman of the Board, its current CEO (which served as VP Research and Development before his appointment as CEO) and its former CEO as follow:

The Chairman’s options to purchase 556,820 ordinary shares are exercisable at an exercise price of $6.14 per share. The options vest as follows: (1) options to purchase 139,216 ordinary shares vested in one tranche at the end of 12 months from October 13, 2020; and (2) options to purchase 278,388 ordinary shares will vest in the event that the Company generate a cumulative order backlog (as defined in the option agreement) in the amount of not less than $7,000 by the end of 18 months from October 13, 2020; (3) options to purchase 139,216 ordinary shares will vest in the event that the Company reaches a cumulative order backlog of $15,000 by the end of 24 months from October 13, 2020 (including the first cumulative order backlog); and all subject to him serving as the Active Chairman of the Company’s Board of Directors at the time of vesting.

In the event that the Company effectuates an IPO, 25% of the remaining options (i.e. 139,216 options) shall be accelerate and considered fully vested immediately prior to the closing of the IPO.

The Company’s current CEO options to purchase 61,600 ordinary shares at an exercise price of $6.14 per share vest as follows: (1) options to purchase 30,800 ordinary shares will vest on the condition that the Company generates, no later than October 12, 2022 a cumulative order backlog (as defined in the option agreement) in an amount not less than $10,000; and (2) options to purchase the remaining 30,800 ordinary shares will vest on the condition that the Company generates, no later than October 12, 2024 a cumulative order backlog (as defined above) in an amount not less than $20,000 (including the first cumulative order backlog); and all subject to him serving in his position at the time of vesting.

The Company’s former CEO options to purchase 104,720 ordinary shares were forfeited at the end of his employment in December 2020.

For the years ended December 31, 2021 and 2020, the Company recorded an expense of $336 and $211, respectively, in respect for such grants.

e)	On November 3, 2020, the Company granted options to purchase 107,800 ordinary shares to its employees at an exercise price of $6.14 per share. These options expire 10 years after their grant date and vest over three years in nine tranches. One-third of the options vested on November 3, 2021 and the remainder vest in eight equal quarterly tranches over a period of two years thereafter. For the years ended December 31, 2021 and 2020, the Company recorded an expense of $62 and $14, respectively, in respect for such grant.

F.	Share Based Payment Expense:

The total share-based payment expense related to options granted to employees and service providers comprised, at each period, as follows:

	Year ended December 31,
	2021	2020	2019

Cost of revenues	$36	$--	$--
Research and development	608	1,119	690
General and administrative	411	1,162	667
Total share-based payment expense	1,055	2,281	1,357